Fair Value Measurements (Estimated Fair Values Of Company's Financial Instruments) (Detail) - USD ($) $ in Millions		Jun. 30, 2016		Dec. 31, 2015		Jan. 01, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, carrying value		$ 942.0		$ 936.0		$ 892.0
Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, carrying value		270.0	[1]	270.0	[1],[2]	270.0	[2]
Debt Instrument, Fair Value	[3]	269.6		269.3		257.9
Senior Unsecured Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, carrying value		200.0		200.0		200.0
Debt Instrument, Fair Value	[3]	208.5		208.4		210.8
Senior Secured Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, carrying value		400.0		400.0		400.0
Debt Instrument, Fair Value	[3]	$ 416.0		$ 414.5		$ 400.8

[1]	The interest rates on the revolving credit facility and term loans are described below.
[2]	The interest rates on the revolving credit facility and term loan are described below.
[3]	The Company has estimated the fair value on an average of at least two non-binding broker quotes and the Company's analysis. If the Company were to measure the borrowings in the above table at fair value on the balance sheet they would be classified as Level 2.